Revenue from services and Costs of Services (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from services and Costs of Services
Merchant acquisition	[1]	R$ 1,116,268	R$ 1,095,243	R$ 1,300,759
Profit share		635,823	623,500	721,143
Contractual remuneration	[2]	488,089	0	0
Processing services revenue and capture		205,086	149,606	84,985
POS sales	[1]	28,900	59,012	30,792
Recharges sales		9,708	11,189	6,267
Other		33,979	36,954	66,043
Taxes on services		(166,724)	(173,485)	(149,311)
Subtotal		2,351,129	1,802,019	2,060,678
POS rental	[1]	553,181	571,323	663,597
Taxes on services		(51,169)	(52,847)	(61,382)
Subtotal		502,012	518,476	602,215
Net revenue		2,853,141	2,320,495	2,662,893
Point in time, net of tax		2,351,129	1,802,019	2,060,678
Over time, net of tax		502,012	518,476	602,215
Net revenue		R$ 2,853,141	R$ 2,320,495	R$ 2,662,893

[1]	This item contains discounts related to POS sales incentive, unconditional discounts and other discounts granted.
[2]	The amount recognized in this line as revenue from contractual remuneration arising from the contract signed between Santander Brazil and Getnet in the first semester of 2021.